Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting

Basis of Accounting

The financial statements of the KSOP are prepared on the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP).

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of additions to and deductions from net assets available for benefits during the reporting period. Actual results could differ from those estimates.

Risks and Uncertainties

Risks and Uncertainties

The Plan assets consist of various investments which are exposed to a number of risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in risks in the near term could materially affect participants’ account balances and the amounts reported in the statements of net assets available for plan benefits and the statement of changes in net assets available for plan benefits.

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

The Plan’s investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan Administrator determines the Plan’s valuation policies utilizing information provided by the investment advisers, custodians and insurance company. See Note 4 for discussion of fair value measurements.

Purchases and sales of investments are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s net gains and losses on investments bought and sold as well as held during the year.

Notes Receivable from Participants

Notes Receivable from Participants

Loans to participants are reported at their unpaid principal balances plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be in default, the participant loan balance is reduced and a benefit payment is recorded.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Administrative Expenses

Administrative Expenses

Investment and administrative costs charged by the Trustee totaling $107,998 for 2025 were paid from participant’s accounts. The Company pays all other administrative costs for the Plan.